OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities

(in thousands of $)	2015	2014
Unamortized sellers' credit	11,960	15,042
Other items	3	2,542
	11,963	17,584